UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Collateral Trust

Annual report 12/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

John Hancock
Collateral Trust

Table of contents

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
7	Your expenses
9	Fund's investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
23	Report of independent registered public accounting firm
24	Trustees and Officers
28	More information

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default.

TOTAL RETURNS AS OF 12/31/19 (%)

The ICE Bank of America 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding U.S. Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Markets rallied over U.S. Federal Reserve (Fed) interest-rate cuts

The Fed's dramatic pivot from rate raising to rate cutting helped spur the financial markets forward.

Fund's weighted average maturity grew

The fund's average maturity climbed from 39.40 at the beginning of the period to 44.05 at the end as the Fed cut interest rates three times during the second half of the period.

PORTFOLIO COMPOSITION AS OF 12/31/19 (%)

A note about risks

The trust is subject to various risks as described in the trust's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       3

Manager's discussion of fund performance

What factors impacted the market during the 12 months ended December 31, 2019?

The beginning of 2019 was marked by the U.S. Federal Reserve's (Fed's) dramatic pivot from an interest-rate-hiking cycle to a rate-cutting cycle. Over the course of the year the Fed cut rates three times, at its July, September, and October meetings to end with a target range of 1.50 to 1.75.

Gross domestic product (GDP) growth was moderate through the first three quarters of 2019. GDP growth was 3.1% in the first quarter—rebounding from a slow fourth quarter of 2018—followed by more modest growth of 2.0% in the second quarter, and 2.1% in the third quarter. Job growth averaged 180,000 per month through the first 11 months of 2019, compared with an average monthly gain of 223,000 in 2018.

Given the uncertain backdrop to the market over the past year, along with a flat to inverted rate curve, cash has been pouring into money market funds throughout the year—assets have increased by $530 billion and that growth is expected to continue into 2020.

The one-month London Interbank Offered Rate (LIBOR)—which is a benchmark for the interest rate that banks lend to one another—began the year at 250 basis

TOP 10 ISSUERS AS OF 12/31/19 (%)

Credit Suisse AG, 1.794% to 2.137%, 2-14-20 to 11-9-20	5.3
Wells Fargo Bank NA, 1.844% to 2.038%, 1-3-20 to 8-10-20	5.2
Sumitomo Mitsui Banking Corp., 1.749% to 1.957%, 2-6-20 to 4-14-20	4.8
Cargill Global Funding PLC, 1.562%, 1-3-20	4.4
Old Line Funding LLC, 1.898% to 2.059%, 1-7-20 to 5-8-20	4.2
JP Morgan Securities LLC, 1.724% to 2.015%, 1-3-20 to 9-3-20	4.1
PSP Capital, Inc., 1.832% to 1.858%, 3-17-20 to 12-16-20	3.5
Toyota Motor Corp., 1.998% to 2.427%, 5-7-20 to 6-17-20	3.4
Yale University, 1.725% to 1.927%, 1-6-20 to 1-16-20	3.1
Manhattan Asset Funding Company LLC, 1.806% to 2.109%, 1-2-20 to 2-3-20	2.8
TOTAL	40.8
As a percentage of total investments.

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       4

points (bps) and ended at 176 bps, while the three-month LIBOR began at 281 bps and ended at 191 bps. (A basis point is one-hundredth of a percent.)

How did the fund perform?

The fund maintained a competitive yield over the course of the year, maintaining a spread above the overnight bank funding rate, while also maintaining adequate liquidity. We've continued to keep the fund's weighted average maturity on the longer end of the spectrum as the Fed still seems more likely to cut rates than it is to raise them.

Where have you found good opportunities?

Fixed-rate securities at the end of 2018 and early in 2019 offered tremendous value as short-term interest rates experienced the largest rally we have seen over the past 10 years. We took advantage of this as much as possible while still maintaining sufficient liquidity in the fund.

Later in the year we found value in floating-rate securities with higher effective yields after the Fed's last rate cut in October. If the Fed ends up pausing for an extended period these will outperform fixed-rate securities.

We also found value in taxable municipal commercial paper this year; many of these higher-quality programs offer a yield pickup over lower-rated, but larger, corporate commercial paper programs.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2015 Investing since 1993

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       5

A look at performance

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Collateral Trust for the periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the ICE Bank of America 3-Month U.S. Treasury Bill Index.

TOTAL RETURNS FOR THE PERIOD ENDED  DECEMBER 31, 2019

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since inception[1]	Since inception[1]
John Hancock Collateral Trust	2.43	1.24	6.25
Index†	2.28	1.09	5.49

Performance figures assume all distributions are reinvested.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the Financial highlights of the fund's annual report dated December 31, 2019. Net expenses reflect contractual expense limitations in effect until April 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The net expenses and gross expense annualized ratios are 0.08% and 0.53%, respectively.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the ICE Bank of America 3-Month U.S. Treasury Bill Index.

The ICE Bank of America 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding U.S. Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would result in lower returns.

1	From 2-2-15.
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2019, with the same investment held until December 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on July 1, 2019, with the same investment held until December 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
7	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the registration statements for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 7-1-2019	Ending value on 12-31-2019	Expenses paid during 12-31-2019[1]	Annualized expense ratio
Actual expenses/actual returns	$1,000.00	$1,010.60	$0.41	0.08%
Hypothetical example	1,000.00	1,024.80	0.41	0.08%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	8

Fund’s investments
AS OF 12-31-19
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 42.3%				$959,880,176
(Cost $960,073,154)
3M Company	01-07-20	1.602	50,000,000	49,985,028
Archer Daniels Midland Company	01-09-20	1.592	25,000,000	24,990,238
Cargill Global Funding PLC	01-03-20	1.562	100,000,000	99,987,417
Chariot Funding LLC	01-06-20 to 01-10-20	1.876 to 2.090	44,200,000	44,184,010
Chevron Corp.	01-07-20	1.623	7,500,000	7,497,769
Cummins, Inc.	02-04-20	1.808	5,000,000	4,991,688
Gotham Funding Corp.	01-15-20 to 02-13-20	1.778 to 2.029	49,355,000	49,268,340
Henkel of America, Inc.	02-03-20 to 03-10-20	1.750 to 1.777	46,050,000	45,932,229
JP Morgan Securities LLC	01-03-20	1.724	2,500,000	2,499,680
Jupiter Securitization Company LLC	01-10-20 to 01-15-20	1.989 to 2.049	21,050,000	21,036,105
Kaiser Foundation Hospitals	01-08-20	2.130	5,000,000	4,998,027
Koch Industries, Inc.	01-03-20 to 01-08-20	1.683 to 1.724	55,000,000	54,987,254
Lime Funding LLC	01-16-20	1.877	16,091,000	16,078,235
Macquarie Bank, Ltd.	03-03-20	1.933	15,000,000	14,952,356
Manhattan Asset Funding Company LLC	01-02-20 to 02-03-20	1.806 to 2.109	63,464,000	63,420,590
MUFG Bank, Ltd.	01-21-20 to 02-05-20	1.899 to 1.928	34,680,000	34,625,047
National Rural Utilities Cooperative Finance Corp.	01-06-20	1.724	30,000,000	29,992,180
Old Line Funding LLC	01-07-20 to 05-04-20	1.898 to 2.059	59,494,000	59,333,029
ONE Gas, Inc.	01-02-20 to 01-17-20	1.674 to 1.876	52,640,000	52,628,431
PSP Capital, Inc.	03-17-20 to 12-16-20	1.832 to 1.858	81,000,000	79,995,190
Salt River Project Agricultural Improvement & Power District	01-06-20 to 01-15-20	1.987 to 2.113	27,600,000	27,437,962
Shell International Finance BV	06-18-20	1.984	25,000,000	24,787,500
The Boeing Company	02-19-20 to 03-09-20	2.055 to 2.188	37,225,000	37,100,596
The Walt Disney Company	03-27-20	1.884	3,760,000	3,743,499
Total Capital Canada, Ltd.	01-30-20	1.868	24,120,000	24,086,232
University of California	01-06-20	1.977	10,025,000	9,976,379

Yale University	01-06-20 to 01-16-20	1.725 to 1.927	71,400,000	71,365,165
Corporate interest-bearing obligations 36.0%				$816,738,541
(Cost $816,644,847)
American Honda Finance Corp. (A)	09-21-20	2.086	1,850,000	1,875,769

American Honda Finance Corp.	02-14-20 to 09-24-20	1.948 to 1.996	3,911,000	3,924,192
Apple, Inc. (3 month LIBOR + 0.250%) (B)	02-07-20	1.899	10,000,000	10,003,110
Australia & New Zealand Banking Group, Ltd.	08-19-20	1.914	3,445,000	3,451,275
Bank of Montreal	06-15-20	1.965	3,705,000	3,709,325
9	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value

BMW US Capital LLC (A)	04-06-20 to 08-14-20	2.059 to 2.091	6,921,000	$6,941,736
Children's Hospital Medical Center	01-07-20 to 01-15-20	1.673 to 1.724	52,000,000	52,000,000
Cisco Systems, Inc.	01-15-20	1.754	3,018,000	3,020,595
Commonwealth Bank of Australia (A)	09-18-20	1.937	10,000,000	10,007,441
Credit Suisse AG	08-05-20	2.137	450,000	456,342
John Deere Capital Corp. (3 month LIBOR + 0.300%) (B)	03-13-20	1.927	4,000,000	4,001,774
John Deere Capital Corp. (3 month LIBOR + 0.420%) (B)	07-10-20	2.159	9,820,000	9,837,752
John Deere Capital Corp.	01-15-20 to 01-08-21	1.767 to 2.731	17,600,000	17,610,804
JP Morgan Securities LLC (1 month LIBOR + 0.170%) (A)(B)	05-05-20	1.900	40,000,000	40,000,000
JP Morgan Securities LLC (1 month LIBOR + 0.290%) (A)(B)	09-03-20	2.015	50,000,000	50,000,000
Macquarie Bank, Ltd. (3 month LIBOR + 1.120%) (A)(B)	07-29-20	2.079	1,150,000	1,156,608
Macquarie Bank, Ltd. (A)	01-21-20	2.559	11,733,000	11,734,348
Merck & Company, Inc. (3 month LIBOR + 0.375%) (B)	02-10-20	1.929	44,267,000	44,291,001
National Bank of Canada	06-12-20	1.950	10,000,000	10,009,973
National Rural Utilities Cooperative Finance Corp.	06-15-20	2.078	153,000	153,227
New York Life Global Funding (3 month LIBOR + 0.100%) (A)(B)	01-21-20	1.847	27,000,000	27,002,582
Novartis Capital Corp.	04-24-20	2.650	2,334,000	2,351,924
Old Line Funding LLC (U.S. Federal Funds Effective Rate + 0.340%) (A)(B)	05-08-20	1.916	30,000,000	30,000,000
Old Line Funding LLC (A)	02-10-20	2.052	6,450,000	6,436,998
Philip Morris International, Inc.	02-21-20	1.988	2,080,000	2,079,709
PNC Bank NA (3 month LIBOR + 0.360%) (B)	05-19-20	1.975	15,205,000	15,220,872
PNC Bank NA	06-01-20 to 01-22-21	1.868 to 2.286	35,352,000	35,480,382
Princeton University	02-07-20	1.622 to 1.683	25,000,000	24,999,359
Royal Bank of Canada	10-30-20	1.825	15,000,000	15,057,074
Royal Bank of Canada (U.S. Federal Funds Effective Rate + 0.280%) (A)(B)	06-12-20	1.855	25,000,000	25,001,046
State Street Corp.	08-18-20	1.879	6,791,000	6,818,064
State Street Corp. (3 month LIBOR + 0.900%) (B)	08-18-20	1.968	38,573,000	38,774,053
The Bank of New York Mellon Corp.	01-15-20 to 08-17-20	1.967 to 2.727	32,706,000	32,735,643
The Bank of Nova Scotia	10-21-20	1.842	1,500,000	1,505,314
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	10

	Maturity date	Yield (%)	Par value^	Value

The Estee Lauder Companies, Inc.	02-07-20	2.701	32,747,000	$32,749,172
The Home Depot, Inc.	06-05-20	2.036	11,538,000	11,531,810
The University of Chicago	01-06-20	1.643	16,000,000	15,995,547
Thunder Bay Funding LLC (U.S. Federal Funds Effective Rate + 0.330%) (A)(B)	06-16-20	1.906	25,000,000	25,000,000
Total Capital SA	06-24-20	2.023	11,140,000	11,271,255
Toyota Credit Canada, Inc. (1 month LIBOR + 0.270%) (B)	05-29-20	2.013	50,000,000	50,000,000
Toyota Motor Credit Corp.	06-17-20	2.427	1,845,000	1,866,641
Toyota Motor Finance Netherlands BV (1 month LIBOR + 0.230%) (B)	05-07-20	1.998	25,000,000	25,002,698
UBS AG	08-04-20	1.989	7,132,000	7,253,249
UBS AG (A)	06-08-20	2.609	8,619,000	8,623,567
Walmart, Inc.	06-23-20	1.754	3,000,000	3,015,179
Walmart, Inc. (3 month LIBOR + 0.040%) (B)	06-23-20	1.963	1,619,000	1,618,922
Wells Fargo Bank NA (SOFR + 0.480%) (B)	03-25-20	1.844	61,333,000	61,343,820

Westpac Banking Corp.	05-26-20	2.054	13,800,000	13,818,389
Certificate of deposit 8.9%				$202,739,229
(Cost $202,749,957)
Credit Suisse AG (SOFR + 0.230%) (B)	02-14-20	1.794	30,000,000	30,003,353

Credit Suisse AG (SOFR + 0.280%) (B)	07-07-20	1.846	50,000,000	49,979,043
Credit Suisse AG (SOFR + 0.480%) (B)	11-09-20	2.048	40,000,000	40,000,000
Sumitomo Mitsui Trust Bank, Ltd. (SOFR + 0.210%) (B)	03-05-20	1.774	25,000,000	25,006,750
Wells Fargo Bank NA (U.S. Federal Funds Effective Rate + 0.310%) (B)	08-10-20	1.886	50,000,000	49,999,988
Wells Fargo Bank NA (U.S. Federal Funds Effective Rate + 0.300%) (B)	03-20-20	1.927	750,000	750,095

Wells Fargo Bank NA (3 month LIBOR + 0.230%) (3 month LIBOR + 0.230%)	01-03-20	2.038	7,000,000	7,000,000
11	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value

Time deposits 3.7%				$85,000,000
(Cost $85,000,000)
Sumitomo Mitsui Banking Corp.	02-06-20 to 04-14-20	1.749 to 1.957	85,000,000	85,000,000

U.S. Government Agency 1.4%				$30,982,614
(Cost $30,999,605)
Federal Agricultural Mortgage Corp. (SOFR + 0.100%) (B)	04-01-21 to 08-23-21	1.663	11,000,000	10,997,173

Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.085%) (B)	03-10-21	1.659	15,000,000	14,989,313

Federal Farm Credit Bank (3 month LIBOR - 0.135%) (B)	10-29-20	1.829	5,000,000	4,996,128
U.S. Government 1.1%				$24,986,283
(Cost $25,003,763)
U.S. Treasury Floating Rate Note (3 month USBMMY + 0.139%) (B)	04-30-21	1.678	25,000,000	24,986,283

	Par value^	Value
Repurchase agreement 7.2%		$162,710,000
(Cost $162,710,000)
Barclays Tri-Party Repurchase Agreement dated 12-31-19 at 1.500% to be repurchased at $45,003,750 on 1-2-20, collateralized by $45,664,043 U.S. Treasury Inflation Indexed Notes, 0.125% due 10-15-24 (valued at $45,903,869)	45,000,000	45,000,000
Repurchase Agreement with State Street Corp. dated 12-31-19 at 0.550% to be repurchased at $17,710,541 on 1-2-20, collateralized by $16,460,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $18,069,327)	17,710,000	17,710,000
Repurchase Agreement with State Street Corp. dated 12-31-19 at 1.540% to be repurchased at $100,008,556 on 1-2-20, collateralized by $101,030,000 U.S. Treasury Bonds, 2.375% due 11-15-49 (valued at $102,000,090)	100,000,000	100,000,000

Total investments (Cost $2,283,181,326) 100.6%		$2,283,036,843
Other assets and liabilities, net (0.6)%		(13,446,203)
Total net assets 100.0%		$2,269,590,640

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK COLLATERAL TRUST	12

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $243,780,095 or 10.7% of the fund's net assets as of 12-31-19.
(B)	Variable rate obligation.
At 12-31-19, the aggregate cost of investments for federal income tax purposes was $2,283,181,326. Net unrealized depreciation aggregated to $144,483, of which $185,852 related to gross unrealized appreciation and $330,335 related to gross unrealized depreciation.
13	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 12-31-19

Assets
Unaffiliated investments, at value (Cost $2,283,181,326)	$2,283,036,843
Cash	946
Interest receivable	3,290,594
Other assets	27,176
Total assets	2,286,355,559
Liabilities
Distributions payable	3,288,337
Payable for investments purchased	13,233,865
Payable to affiliates
Administrative services fees	142,941
Transfer agent fees	5,000
Trustees' fees	2,518
Other liabilities and accrued expenses	92,258
Total liabilities	16,764,919
Net assets	$2,269,590,640
Net assets consist of
Paid-in capital	$2,269,709,765
Total distributable earnings (loss)	(119,125)
Net assets	$2,269,590,640

Net asset value per share
Based on 226,829,801 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$10.01
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Collateral Trust	14

STATEMENT OF OPERATIONS For the year ended  12-31-19

Investment income
Interest	$50,646,727
Expenses
Investment management fees	10,593,766
Administrative services fees	466,864
Transfer agent fees	60,000
Trustees' fees	52,196
Custodian fees	136,750
Printing and postage	18,579
Professional fees	100,652
Other	43,461
Total expenses	11,472,268
Less expense reductions	(9,652,496)
Net expenses	1,819,772
Net investment income	48,826,955
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	23,595
23,595
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	503,400
503,400
Net realized and unrealized gain	526,995
Increase in net assets from operations	$49,353,950
15	JOHN HANCOCK Collateral Trust | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 12-31-19	Year ended 12-31-18
Increase (decrease) in net assets
From operations
Net investment income	$48,826,955	$51,419,369
Net realized gain	23,595	6,733
Change in net unrealized appreciation (depreciation)	503,400	(256,643)
Increase in net assets resulting from operations	49,353,950	51,169,459
Distributions to shareholders
From earnings	(48,826,955)	(51,419,369)
Total distributions	(48,826,955)	(51,419,369)
Fund share transactions
Shares issued	36,054,903,046	35,971,734,188
Distributions reinvested	78,216	—
Repurchased	(36,051,305,638)	(35,373,587,834)
Total from fund share transactions	3,675,624	598,146,354
Total increase	4,202,619	597,896,444
Net assets
Beginning of year	2,265,388,021	1,667,491,577
End of year	$2,269,590,640	$2,265,388,021
Share activity
Shares outstanding
Beginning of year	226,466,429	166,686,636
Shares issued	3,603,023,896	3,595,679,745
Distributions reinvested	7,816	—
Shares repurchased	(3,602,668,340)	(3,535,899,952)
End of year	226,829,801	226,466,429
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Collateral Trust	16

Financial highlights
Period ended	12-31-19	12-31-18	12-31-17	12-31-16	12-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.00	$10.00	$10.01	$10.00	$10.01
Net investment income[2]	0.23	0.20	0.11	0.05	0.01
Net realized and unrealized gain (loss) on investments	0.01	— [3]	(0.01)	0.02	(0.01)
Total from investment operations	0.24	0.20	0.10	0.07	0.00
Less distributions
From net investment income	(0.23)	(0.20)	(0.11)	(0.06)	(0.01)
Net asset value, end of period	$10.01	$10.00	$10.00	$10.01	$10.00
Total return (%)[4]	2.43	2.00	1.00	0.66	0.03 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2,270	$2,265	$1,667	$1,441	$1,608
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53	0.53	0.54	0.54	0.54 [6]
Expenses including reductions	0.08	0.08	0.09	0.09	0.09 [6]
Net investment income	2.28	1.99	1.07	0.55	0.14 [6]
Portfolio turnover (%)[7]	106	70 [8]	132 [8]	97	0 [9]

[1]	Period from 2-2-15 (commencement of operations) to 12-31-15.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
[8]	The portfolio turnover rate for the years ended December 31, 2017 and December 31, 2018 have been revised to exclude the effect of certain short-term investments. The previously reported amounts in the December 31, 2018 and December 31, 2017 financial statements were 19% and 44%, respectively.
[9]	During the period ended December 31, 2015, securities purchased and/or sold by the fund utilized in the calculation of the portfolio turnover were acquired with less than one year until maturity. As a result, the portfolio turnover is 0%.
17	JOHN HANCOCK Collateral Trust | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Note 1—Organization
John Hancock Collateral Trust (the fund) is the sole series of John Hancock Collateral Trust (the Trust), an open-end management investment company organized under the Investment Company Act of 1940, as amended (the 1940 Act). However, beneficial interests of the fund are not being registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Investment Management, LLC, the fund’s investment advisor (the Advisor), or its affiliates. Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC. The fund serves primarily as investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending. Effective June 26, 2019, the fund also serves as an investment vehicle for an overnight cash sweep for affiliated funds.
The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar-denominated securities rated, at the time of investment, within the highest short-term credit categories and their unrated equivalents. The fund’s net asset value (NAV) varies daily.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
ANNUAL REPORT | JOHN HANCOCK Collateral Trust	18

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2019, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
19	JOHN HANCOCK Collateral Trust | ANNUAL REPORT

based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended December 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended December 31, 2019 were $7,112.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended December 31, 2019 and 2018 was as follows:
	December 31, 2019	December 31, 2018
Ordinary income	$48,826,955	$51,419,369
As of December 31, 2019, the components of distributable earnings on a tax basis consisted of $25,358 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2019.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Placement Agent), performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019,the Placement Agent was known as John Hancock Funds, LLC.
ANNUAL REPORT | JOHN HANCOCK Collateral Trust	20

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $1.5 billion of the fund’s average net assets and (b) 0.480% of the fund’s average net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive its advisory fee by 0.45% of the fund’s average net assets. The expense waiver will remain in effect until April 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time and may be terminated at any time thereafter.
The expense reductions described above amounted to $9,652,496 for the year ended December 31, 2019.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2019, were equivalent to a net annual effective rate rate of 0.04% of the fund's average daily net assets.
Administrative services fees. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These administrative services fees incurred for the year ended December 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $60,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $294,490,413 and $229,413,223, respectively, for the year ended December 31, 2019.
Note 6—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of
21	JOHN HANCOCK Collateral Trust | ANNUAL REPORT

LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
ANNUAL REPORT | JOHN HANCOCK Collateral Trust	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Collateral Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Collateral Trust (the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 26, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK COLLATERAL TRUST | ANNUAL REPORT

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2015	205
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2015	205
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	205
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2015	205
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2015	205
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2015	205
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       24

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2015	205
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2015	205
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2015	205
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2014); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2015	205
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       25

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	205
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	205
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2015
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2015
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2015
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       26

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       27

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Bridget Bruce
Christopher Coccoluto
Jeffrey N. Given, CFA
Michael Lorizio

Placement Agent

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK COLLATERAL TRUST       28

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

315A 12/19 2/2020

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2019, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $36,515 for the fiscal year ended December 31, 2019 and $34,940 for the fiscal year ended December 31, 2018 for the John Hancock Collateral Investment Trust. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related service fees amounted to $616 for the fiscal year ended December 31, 2019 and $571 for the fiscal year ended December 31, 2018 for the John Hancock Collateral Investment Trust billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). In addition, amounts billed to control affiliates for service provider internal controls reviews were $116,467 for the fiscal year ended December 31, 2019 and $113,000 for the fiscal year ended December 31, 2018.

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,858 for the fiscal year ended December 31, 2019 and $2,775 for the fiscal year ended December 31, 2018 for the John Hancock Collateral Investment Trust. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees
Other fees amounted to $84 for the fiscal year ended December 31, 2019 and $239 for the fiscal year ended December 31, 2018 for John Hancock Collateral Investment Trust billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $10,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2019, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $937,102 for the fiscal year ended December 31, 2019 and $940,044 for the fiscal year ended December 31, 2018.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 24, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	February 24, 2020